Report Of The Directors Financial Review Risk Report (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2019
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of financial instruments impacted by IBOR reform

	Financial instruments yet to transition to alternative benchmarks, by main benchmark
	USD Libor	GBP Libor	JPY Libor	Others[1]
At 31 Dec 2022	$m	$m	$m	$m
Non-derivative financial assets
Loans and advances to customers	49,632	262	—	7,912
Other financial assets	4,716	42	—	1,562
Total non-derivative financial assets[2]	54,348	304	—	9,474

Non-derivative financial liabilities
Financial liabilities designated at fair value	17,224	1,804	1,179	—
Debt securities in issue	5,352	—	—	—
Other financial liabilities	2,988	—	—	176
Total non-derivative financial liabilities	25,564	1,804	1,179	176

Derivative notional contract amount
Foreign exchange	140,223	—	—	7,337
Interest rate	2,208,189	68	—	186,952
Total derivative notional contract amount	2,348,412	68	—	194,289

	Financial instruments yet to transition to alternative benchmarks, by main benchmark
	USD Libor	GBP Libor	JPY Libor	Others[1]
At 31 Dec 2021	$m	$m	$m	$m
Non-derivative financial assets
Loans and advances to customers	70,932	18,307	370	8,259
Other financial assets	5,131	1,098	—	2
Total non-derivative financial assets[2]	76,063	19,405	370	8,261

Non-derivative financial liabilities
Financial liabilities designated at fair value	20,219	4,019	1,399	1
Debt securities in issue	5,255	—	—	—
Other financial liabilities	2,998	78	—	—
Total non-derivative financial liabilities	28,472	4,097	1,399	1

Derivative notional contract amount
Foreign exchange	137,188	5,157	31,470	9,652
Interest rate	2,318,613	284,898	72,229	133,667
Total derivative notional contract amount	2,455,801	290,055	103,699	143,319
1    Comprises financial instruments referencing other significant benchmark rates yet to transition to alternative benchmarks (euro Libor, Swiss franc Libor, Eonia, SOR, THBFIX, MIFOR and Sibor). Announcements were made by regulators during 2022 on the cessation of the Canadian dollar offered rate (‘CDOR’) and Mexican Interbank equilibrium interest rate (‘TIIE’), which will eventually transition to the Canadian overnight repo rate average (‘CORRA’) and a new Mexican overnight fall-back rate, respectively. Therefore, CDOR and TIIE are also included in Others during the current period.
2    Gross carrying amount excluding allowances for expected credit losses.

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2022		At 31 Dec 2021
	Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	936,307	(11,453)	1,057,231	(11,417)
– personal	415,012	(2,872)	478,337	(3,103)
– corporate and commercial	454,356	(8,324)	513,539	(8,204)
– non-bank financial institutions	66,939	(257)	65,355	(110)
Loans and advances to banks at amortised cost	104,951	(69)	83,153	(17)
Other financial assets measured at amortised cost	1,014,498	(553)	880,351	(193)
– cash and balances at central banks	327,005	(3)	403,022	(4)
– items in the course of collection from other banks	7,297	—	4,136	—
– Hong Kong Government certificates of indebtedness	43,787	—	42,578	—
– reverse repurchase agreements – non-trading	253,754	—	241,648	—
– financial investments	168,827	(80)	97,364	(62)
– assets held for sale[2]	102,556	(415)	2,859	(43)
– prepayments, accrued income and other assets[3]	111,272	(55)	88,744	(84)
Total gross carrying amount on-balance sheet	2,055,756	(12,075)	2,020,735	(11,627)
Loans and other credit-related commitments	618,788	(386)	627,637	(379)
– personal	244,006	(27)	239,685	(39)
– corporate and commercial	269,187	(340)	283,625	(325)
– financial	105,595	(19)	104,327	(15)
Financial guarantees	18,783	(52)	27,795	(62)
– personal	1,135	—	1,130	—
– corporate and commercial	13,587	(50)	22,355	(58)
– financial	4,061	(2)	4,310	(4)
Total nominal amount off-balance sheet[4]	637,571	(438)	655,432	(441)
	2,693,327	(12,513)	2,676,167	(12,068)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	266,303	(145)	347,203	(96)
1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 183.
3    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 351 comprises both financial and non-financial assets, including cash collateral and settlement accounts.
4    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Maximum exposure to credit risk
(Audited)
	2022			2021
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Loans and advances to customers held at amortised cost	924,854	(20,315)	904,539	1,045,814	(22,838)	1,022,976
– personal	412,140	(2,575)	409,565	475,234	(4,461)	470,773
– corporate and commercial	446,032	(16,262)	429,770	505,335	(16,824)	488,511
– non-bank financial institutions	66,682	(1,478)	65,204	65,245	(1,553)	63,692
Loans and advances to banks at amortised cost	104,882	—	104,882	83,136	—	83,136
Other financial assets held at amortised cost	1,029,618	(8,969)	1,020,649	882,708	(12,231)	870,477
– cash and balances at central banks	327,002	—	327,002	403,018	—	403,018
– items in the course of collection from other banks	7,297	—	7,297	4,136	—	4,136
– Hong Kong Government certificates of indebtedness	43,787	—	43,787	42,578	—	42,578
– reverse repurchase agreements – non-trading	253,754	(8,969)	244,785	241,648	(12,231)	229,417
– financial investments	168,747	—	168,747	97,302	—	97,302
– assets held for sale	115,919	—	115,919	3,411	—	3,411
– prepayments, accrued income and other assets	113,112	—	113,112	90,615	—	90,615
Derivatives	284,146	(273,497)	10,649	196,882	(188,284)	8,598
Total on-balance sheet exposure to credit risk	2,343,500	(302,781)	2,040,719	2,208,540	(223,353)	1,985,187
Total off-balance sheet	934,326	—	934,326	928,183	—	928,183
– financial and other guarantees	106,861	—	106,861	113,088	—	113,088
– loan and other credit-related commitments	827,465	—	827,465	815,095	—	815,095
At 31 Dec	3,277,826	(302,781)	2,975,045	3,136,723	(223,353)	2,913,370

Unamortised balance of derivatives valued using models with significant unobservable inputs
	2022	2021
	$m	$m
Unamortised balance at 1 Jan	106	104
Deferral on new transactions	191	311
Recognised in the income statement during the year:	(192)	(308)
– amortisation	(112)	(177)
– subsequent to unobservable inputs becoming observable	(3)	(4)
– maturity, termination or offsetting derivative	(77)	(127)
Exchange differences	(8)	(1)
Unamortised balance at 31 Dec[1]	97	106
1This amount is yet to be recognised in the consolidated income statement
Disclosure of macroeconomic variables and probabilities
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Central scenario.

Central scenario 2023–2027
	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
	%	%	%	%	%	%	%	%
GDP growth rate
2023: Annual average growth rate	(0.8)	0.2	2.7	4.6	0.6	0.2	3.7	1.2
2024: Annual average growth rate	1.3	1.5	3.0	4.8	1.9	1.6	3.7	2.0
2025: Annual average growth rate	1.7	2.0	2.7	4.7	2.0	1.5	3.1	2.3
5-year average	1.1	1.5	2.7	4.6	1.6	1.2	3.2	1.9
Unemployment rate
2023: Annual average rate	4.4	4.3	3.7	5.2	6.1	7.6	2.9	3.7
2024: Annual average rate	4.6	4.5	3.5	5.1	5.9	7.5	2.8	3.7
2025: Annual average rate	4.3	4.2	3.4	5.0	6.0	7.3	2.8	3.5
5-year average	4.3	4.2	3.4	5.0	5.9	7.3	2.8	3.6
House price growth
2023: Annual average growth rate	0.2	(2.5)	(10.0)	(0.1)	(15.6)	1.8	5.9	7.9
2024: Annual average growth rate	(3.8)	(3.2)	(3.0)	2.9	(1.2)	2.0	5.2	5.2
2025: Annual average growth rate	0.7	(1.0)	1.7	3.5	4.0	3.1	4.5	4.2
5-year average	0.4	(0.7)	(1.0)	2.9	(1.1)	2.8	4.4	5.1
Inflation rate
2023: Annual average rate	6.9	4.1	2.1	2.4	3.5	4.6	3.2	5.7
2024: Annual average rate	2.5	2.5	2.1	2.2	2.2	2.0	2.2	4.1
2025: Annual average rate	2.1	2.2	2.0	2.2	2.1	1.8	2.1	3.7
5-year average	3.1	2.7	2.1	2.2	2.4	2.4	2.3	4.2
Probability	60	70	55	55	70	60	70	70
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Upside scenario.

Consensus Upside scenario ‘best outcome’
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	4.4	(4Q24)	3.6	(4Q24)	9.0	(3Q23)	10.3	(2Q23)	4.3	(3Q24)	3.1	(1Q24)	7.8	(4Q23)	4.7	(4Q23)
Unemployment rate	3.5	(4Q23)	3.1	(3Q23)	3.0	(4Q23)	4.7	(3Q24)	5.2	(3Q24)	6.5	(4Q24)	2.2	(3Q24)	3.1	(3Q23)
House price growth	4.2	(1Q23)	3.6	(1Q23)	1.4	(4Q24)	6.9	(4Q24)	4.9	(2Q24)	3.7	(1Q23)	9.5	(2Q24)	10.3	(4Q23)
Inflation rate	0.7	(1Q24)	1.6	(1Q24)	(0.1)	(4Q23)	0.8	(4Q23)	1.0	(1Q24)	0.8	(4Q23)	1.5	(3Q24)	3.2	(1Q24)
Probability	5		5		20		20		5		5		5		5
Note: Extreme point in the consensus Upside is ‘best outcome’ in the scenario, for example the highest GDP growth and the lowest unemployment rate, in the first two years of the scenario. The date on which the extreme is reached is indicated in parenthesis. The following table describes key macroeconomic variables and the probabilities assigned in the consensus Downside scenario.

Consensus Downside scenario ‘worst outcome’
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	(3.5)	(3Q23)	(3.7)	(4Q23)	(2.2)	(4Q23)	(1.2)	(4Q23)	(3.9)	(4Q23)	(1.4)	(3Q23)	1.0	(4Q23)	(2.7)	(4Q23)
Unemployment rate	5.8	(2Q24)	5.9	(1Q24)	5.2	(3Q24)	5.9	(4Q23)	7.6	(3Q23)	8.8	(4Q23)	4.1	(3Q23)	4.4	(1Q23)
House price growth	(10.1)	(2Q24)	(7.8)	(4Q23)	(14.9)	(2Q23)	(1.9)	(1Q23)	(23.8)	(2Q23)	(0.6)	(4Q23)	(3.0)	(4Q23)	2.2	(3Q24)
Inflation rate (min)	(0.4)	(4Q24)	0.6	(4Q24)	0.3	(4Q24)	0.7	(4Q24)	0.4	(4Q24)	0.3	(4Q24)	1.8	(2Q23)	2.2	(4Q24)
Inflation rate (max)	10.8	(1Q23)	6.2	(1Q23)	3.7	(4Q23)	4.0	(4Q23)	6.0	(1Q23)	7.2	(1Q23)	4.5	(1Q23)	7.9	(1Q23)
Probability	25		20		20		20		15		25		20		20
Note: Extreme point in the consensus Downside is ‘worst outcome‘ in the scenario, for example lowest GDP growth and the highest unemployment rate, in the first two years of the scenario. The date on which the extreme is reached is indicated in parenthesis. Due to the nature of the shock to inflation in the Downside scenarios, both the lowest and the highest point is shown in the tables.
The following table describes key macroeconomic variables and the probabilities assigned in the Downside 2 scenario.

Downside 2 scenario ‘worst outcome’
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	(6.9)	(3Q23)	(5.0)	(4Q23)	(9.2)	(4Q23)	(6.9)	(4Q23)	(5.9)	(4Q23)	(6.8)	(4Q23)	(3.7)	(2Q24)	(7.4)	(4Q23)
Unemployment rate	8.7	(2Q24)	9.5	(4Q24)	5.8	(1Q24)	6.8	(4Q24)	11.6	(2Q24)	10.3	(4Q24)	4.6	(2Q24)	5.6	(2Q24)
House price growth	(22.9)	(2Q24)	(21.5)	(4Q23)	(18.2)	(1Q24)	(18.5)	(4Q23)	(36.3)	(4Q23)	(6.4)	(2Q24)	(3.6)	(4Q23)	0.9	(3Q24)
Inflation rate (min)	(2.3)	(2Q24)	0.3	(4Q24)	0.6	(4Q24)	1.0	(4Q24)	1.1	(4Q24)	(2.5)	(2Q24)	1.7	(4Q24)	2.0	(4Q24)
Inflation rate (max)	13.5	(2Q23)	6.3	(1Q23)	4.3	(4Q23)	4.6	(4Q23)	6.5	(1Q23)	10.4	(2Q23)	4.8	(1Q23)	7.9	(1Q23)
Probability	10		5		5		5		10		10		5		5
Note: Extreme point in the Downside 2 is ‘worst outcome‘ in the scenario, for example lowest GDP growth and the highest unemployment rate, in the first two years of the scenario. The date on which the extreme is reached is indicated in parenthesis. Due to the nature of the shock to inflation in the Downside scenarios, both the lowest and the highest point is shown in the tables.
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
	Gross carrying amount[2]	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 2 scenario ECL
By geography at 31 Dec 2022	$m	$m	$m	$m	$m	$m
UK	421,685	769	624	484	833	2,240
US	190,858	277	241	227	337	801
Hong Kong	415,875	925	819	592	1,315	2,161
Mainland China	125,466	295	242	144	415	1,227
Canada[4]	83,274	126	80	60	148	579
Mexico	26,096	88	80	67	116	313
UAE	45,064	45	41	30	55	93
France	173,146	110	102	90	121	145

By geography at 31 Dec 2021
UK	483,273	920	727	590	944	1,985
US	227,817	227	204	155	317	391
Hong Kong	434,608	767	652	476	984	1,869
Mainland China	120,627	149	113	36	216	806
Canada[4]	85,117	151	98	61	150	1,121
Mexico	23,054	118	80	61	123	358
UAE	44,767	158	122	73	214	711
France	163,845	133	121	106	162	187
1    ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3    Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 202.
4    Classified as held for sale at 31 December 2022.

IFRS 9 ECL sensitivity to future economic conditions[1]
	Gross carrying amount	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 2 scenario ECL
By geography at 31 December 2022	$m	$m	$m	$m	$m	$m
UK
Mortgages	147,306	204	188	183	189	399
Credit cards	6,518	455	434	396	442	719
Other	7,486	368	333	274	383	605
Mexico
Mortgages	6,319	152	127	102	183	270
Credit cards	1,616	198	162	97	233	289
Other	3,447	438	400	318	503	618
Hong Kong
Mortgages	100,107	1	1	—	1	1
Credit cards	8,003	261	227	180	417	648
Other	5,899	85	81	74	100	123
UAE
Mortgages	2,170	37	37	36	38	38
Credit cards	441	41	37	21	68	86
Other	718	17	17	15	19	22
France[3]
Mortgages	21,440	51	50	50	51	52
Other	1,433	54	53	52	55	59
US
Mortgages	13,489	7	6	6	8	15
Credit cards	219	26	25	23	27	36
Canada[2]
Mortgages	25,163	45	44	43	46	58
Credit cards	299	10	9	8	11	11
Other	1,399	16	14	13	17	36

IFRS 9 ECL sensitivity to future economic conditions[1]
	Gross carrying amount	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 2 scenario ECL
By geography at 31 December 2021	$m	$m	$m	$m	$m	$m
UK
Mortgages	155,084	191	182	175	197	231
Credit cards	8,084	439	381	330	456	987
Other	7,902	369	298	254	388	830
Mexico
Mortgages	4,972	123	116	106	130	164
Credit cards	1,167	141	134	122	150	176
Other	2,935	366	360	350	374	401
Hong Kong
Mortgages	96,697	—	—	—	—	—
Credit cards	7,644	218	206	154	231	359
Other	5,628	109	101	88	128	180
UAE
Mortgages	1,982	45	44	42	46	57
Credit cards	429	43	41	29	54	82
Other	615	19	18	13	21	25
France
Mortgages	23,159	63	62	62	63	64
Other	1,602	61	61	60	61	63
US
Mortgages	15,379	28	27	26	29	41
Credit cards	446	80	76	70	83	118
Canada
Mortgages	26,097	28	27	26	29	48
Credit cards	279	9	9	9	10	13
Other	1,598	19	18	17	19	27
1 ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2 Classified as ‘assets held for sale’ at 31 December 2022.
3 Includes balances and ECL, which have been reclassified from ‘loans and advances to customers’ to ‘assets held for sale’ in the balance sheet. This also includes any balances and ECL which continue to be reported as personal lending in ‘loans and advances to customers’ that are in accordance with the basis of inclusion for retail sensitivity analysis.
Based upon the sensitivity tables presented above, if the Group ECL balance was estimated solely on the basis of the Central scenario, Downside scenario or the Downside 2 scenario at 31 December 2022, it would increase/(decrease) as presented in the below table.

	Retail[1]	Wholesale[1]
Total Group ECL at 31 December 2022	$bn	$bn
Reported ECL	3.0	3.1
Scenarios
100% Consensus Central scenario	(0.2)	(0.5)
100% Consensus Upside scenario	(0.6)	(1.1)
100% Consensus Downside scenario	0.4	0.8
100% Downside 2 scenario	1.8	5.5

	Retail[1]	Wholesale
Total Group ECL at 31 December 2021	$bn	$bn
Reported ECL	3.0	3.1
Scenarios
100% Consensus Central scenario	(0.2)	(0.6)
100% Consensus Upside scenario	(0.5)	(1.2)
100% Consensus Downside scenario	0.2	0.6
100% Downside 2 scenario	2.0	5.5
1    On the same basis as retail and wholesale sensitivity analysis.

Disclosure of financial assets that are either past due or impaired

Stage 2 days past due analysis at 31 December 2022
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	139,130	134,733	2,411	1,986	(3,491)	(3,019)	(234)	(238)	2.5	2.2	9.7	12.0
– personal	48,891	46,402	1,683	806	(1,505)	(1,080)	(214)	(211)	3.1	2.3	12.7	26.2
– corporate and commercial	85,521	84,005	712	804	(1,909)	(1,862)	(20)	(27)	2.2	2.2	2.8	3.4
– non-bank financial institutions	4,718	4,326	16	376	(77)	(77)	—	—	1.6	1.8	—	—
Loans and advances to banks at amortised cost	1,827	1,817	—	10	(29)	(29)	—	—	1.6	1.6	—	—
Other financial assets measured at amortised cost	17,166	16,930	140	96	(188)	(164)	(8)	(16)	1.1	1.0	5.7	16.7
1    Days past due (‘DPD’).
2    The days past due amounts presented above are on a contractual basis and include the benefit of any customer relief payment holidays granted.

Stage 2 days past due analysis at 31 December 2021 (continued)
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	119,224	115,350	2,193	1,681	(3,119)	(2,732)	(194)	(193)	2.6	2.4	8.8	11.5
– personal	16,439	14,124	1,387	928	(1,219)	(884)	(160)	(175)	7.4	6.3	11.5	18.9
– corporate and commercial	98,911	97,388	806	717	(1,874)	(1,822)	(34)	(18)	1.9	1.9	4.2	2.5
– non-bank financial institutions	3,874	3,838	—	36	(26)	(26)	—	—	0.7	0.7	—	—
Loans and advances to banks at amortised cost	1,517	1,517	—	—	(3)	(3)	—	—	0.2	0.2	—	—
Other financial assets measured at amortised cost	4,988	4,935	22	31	(54)	(47)	(4)	(3)	1.1	1.0	18.2	9.7
1    Days past due (‘DPD’).
2    The days past due amounts presented above are on a contractual basis and include the benefit of any customer relief payment holidays granted.

Management judgemental adjustments to ECL at 31 December 2022[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Banks, sovereigns, government entities and low-risk counterparties	—	—	—
Corporate lending adjustments		0.5	0.5
Retail lending inflation-related adjustments	0.1		0.1
Other macroeconomic-related adjustments	0.1		0.1
Pandemic-related economic recovery adjustments	—		—
Other retail lending adjustments	0.2		0.2
Total	0.3	0.5	0.8
.

Management judgemental adjustments to ECL at 31 December 2021[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Banks, sovereigns, government entities and low-risk counterparties		(0.1)	(0.1)
Corporate lending adjustments		1.3	1.3
Retail lending inflation-related adjustments			—
Other macroeconomic-related adjustments			—
Pandemic-related economic recovery adjustments	0.2		0.2
Other retail lending adjustments	0.3		0.3
Total	0.5	1.2	1.7
1    Management judgemental adjustments presented in the table reflect increases or (decreases) to ECL, respectively.

Distribution of financial instruments by credit quality at 31 December 2022
(Audited)
	Gross carrying/notional amount						Allowance for ECL/other credit provisions	Net
	Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	492,848	197,560	196,819	29,446	19,634	936,307	(11,453)	924,854
– personal	333,838	45,696	28,942	3,196	3,340	415,012	(2,872)	412,140
– corporate and commercial	126,659	132,847	154,135	24,890	15,825	454,356	(8,324)	446,032
– non-bank financial institutions	32,351	19,017	13,742	1,360	469	66,939	(257)	66,682
Loans and advances to banks held at amortised cost	93,025	4,890	5,643	1,311	82	104,951	(69)	104,882
Cash and balances at central banks	325,119	1,296	590	—	—	327,005	(3)	327,002
Items in the course of collection from other banks	7,280	12	5	—	—	7,297	—	7,297
Hong Kong Government certificates of indebtedness	43,787	—	—	—	—	43,787	—	43,787
Reverse repurchase agreements – non-trading	170,386	41,659	41,686	20	3	253,754	—	253,754
Financial investments	151,385	14,113	3,121	161	47	168,827	(80)	168,747
Assets held for sale	67,617	17,993	13,972	2,333	641	102,556	(415)	102,141
Other assets	91,114	10,911	8,821	274	152	111,272	(55)	111,217
– endorsements and acceptances	2,350	3,059	2,815	175	25	8,424	(17)	8,407
– accrued income and other	88,764	7,852	6,006	99	127	102,848	(38)	102,810
Debt instruments measured at fair value through other comprehensive income[1]	261,247	10,132	5,981	1,949	42	279,351	(145)	279,206
Out-of-scope for IFRS 9
Trading assets	91,330	14,371	23,415	820	133	130,069	—	130,069
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,281	809	1,785	110	—	8,985	—	8,985
Derivatives	241,905	34,181	7,843	181	36	284,146	—	284,146
Assets held for sale	15,254	—	—	—	—	15,254	—	15,254
Total gross carrying amount on balance sheet	2,058,578	347,927	309,681	36,605	20,770	2,773,561	(12,220)	2,761,341
Percentage of total credit quality	74.2%	12.5%	11.2%	1.3%	0.8%	100%
Loan and other credit-related commitments	402,972	132,402	74,410	7,632	1,372	618,788	(386)	618,402
Financial guarantees	8,281	4,669	4,571	1,013	249	18,783	(52)	18,731
In-scope: Irrevocable loan commitments and financial guarantees	411,253	137,071	78,981	8,645	1,621	637,571	(438)	637,133
Loan and other credit-related commitments	76,095	69,667	59,452	3,360	489	209,063	—	209,063
Performance and other guarantees	37,943	30,029	17,732	2,137	399	88,240	(110)	88,130
Out-of-scope: Revocable loan commitments and non-financial guarantees	114,038	99,696	77,184	5,497	888	297,303	(110)	297,193
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments by credit quality at 31 December 2021 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL/other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	544,695	230,326	233,739	29,404	19,067	1,057,231	(11,417)	1,045,814
– personal	388,903	52,080	30,492	1,920	4,942	478,337	(3,103)	475,234
– corporate and commercial	124,819	158,938	188,858	27,194	13,730	513,539	(8,204)	505,335
– non-bank financial institutions	30,973	19,308	14,389	290	395	65,355	(110)	65,245
Loans and advances to banks held at amortised cost	72,978	4,037	5,020	1,118	—	83,153	(17)	83,136
Cash and balances at central banks	400,176	1,675	1,171	—	—	403,022	(4)	403,018
Items in the course of collection from other banks	4,122	10	4	—	—	4,136	—	4,136
Hong Kong Government certificates of indebtedness	42,578	—	—	—	—	42,578	—	42,578
Reverse repurchase agreements – non-trading	175,576	46,412	18,881	779	—	241,648	—	241,648
Financial investments	84,477	11,442	1,401	1	43	97,364	(62)	97,302
Assets held for sale	560	1,112	936	110	141	2,859	(43)	2,816
Other assets	66,537	10,997	10,749	298	163	88,744	(84)	88,660
– endorsements and acceptances	1,742	5,240	4,038	199	26	11,245	(17)	11,228
– accrued income and other	64,795	5,757	6,711	99	137	77,499	(67)	77,432
Debt instruments measured at fair value through other comprehensive income[1]	320,161	12,298	11,677	1,087	46	345,269	(96)	345,173
Out-of-scope for IFRS 9
Trading assets	101,879	16,254	20,283	678	134	139,228	—	139,228
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,438	723	4,455	150	—	11,766	—	11,766
Derivatives	146,748	42,717	6,691	719	7	196,882	—	196,882
Total gross carrying amount on balance sheet	1,966,925	378,003	315,007	34,344	19,601	2,713,880	(11,723)	2,702,157
Percentage of total credit quality	72.5%	13.9%	11.6%	1.3%	0.7%	100%
Loan and other credit-related commitments	389,865	136,297	92,558	8,142	775	627,637	(379)	627,258
Financial guarantees	16,511	4,902	5,166	991	225	27,795	(62)	27,733
In-scope: Irrevocable loan commitments and financial guarantees	406,376	141,199	97,724	9,133	1,000	655,432	(441)	654,991
Loan and other credit-related commitments	62,701	65,031	56,446	3,327	332	187,837	—	187,837
Performance and other guarantees	31,510	32,193	19,265	2,027	539	85,534	(179)	85,355
Out-of-scope: Revocable loan commitments and non-financial guarantees	94,211	97,224	75,711	5,354	871	273,371	(179)	273,192
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	492,848	197,560	196,819	29,446	19,634	936,307	(11,453)	924,854
– stage 1	458,843	170,875	142,695	5,130	—	777,543	(1,095)	776,448
– stage 2	34,005	26,685	54,124	24,316	—	139,130	(3,491)	135,639
– stage 3	—	—	—	—	19,505	19,505	(6,829)	12,676
– POCI	—	—	—	—	129	129	(38)	91
Loans and advances to banks at amortised cost	93,025	4,890	5,643	1,311	82	104,951	(69)	104,882
– stage 1	92,696	4,465	5,466	415	—	103,042	(18)	103,024
– stage 2	329	425	177	896	—	1,827	(29)	1,798
– stage 3	—	—	—	—	82	82	(22)	60
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	856,688	85,984	68,195	2,788	843	1,014,498	(553)	1,013,945
– stage 1	855,523	80,175	60,583	208	—	996,489	(124)	996,365
– stage 2	1,165	5,809	7,612	2,580	—	17,166	(188)	16,978
– stage 3	—	—	—	—	797	797	(234)	563
– POCI	—	—	—	—	46	46	(7)	39
Loan and other credit-related commitments	402,972	132,402	74,410	7,632	1,372	618,788	(386)	618,402
– stage 1	398,120	121,581	60,990	2,692	—	583,383	(141)	583,242
– stage 2	4,852	10,821	13,420	4,940	—	34,033	(180)	33,853
– stage 3	—	—	—	—	1,372	1,372	(65)	1,307
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	8,281	4,669	4,571	1,013	249	18,783	(52)	18,731
– stage 1	8,189	4,245	3,488	149	—	16,071	(6)	16,065
– stage 2	92	424	1,083	864	—	2,463	(13)	2,450
– stage 3	—	—	—	—	249	249	(33)	216
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2022	1,853,814	425,505	349,638	42,190	22,180	2,693,327	(12,513)	2,680,814
Debt instruments at FVOCI[1]
– stage 1	260,941	10,000	5,690	—	—	276,631	(68)	276,563
– stage 2	306	132	291	1,949	—	2,678	(69)	2,609
– stage 3	—	—	—	—	5	5	(1)	4
– POCI	—	—	—	—	37	37	(7)	30
At 31 Dec 2022	261,247	10,132	5,981	1,949	42	279,351	(145)	279,206
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)
(Audited)
	Gross carrying/notional amount
	Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total	Allowance for ECL	Net
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	544,695	230,326	233,739	29,404	19,067	1,057,231	(11,417)	1,045,814
– stage 1	537,642	206,645	169,809	4,840	—	918,936	(1,367)	917,569
– stage 2	7,053	23,681	63,930	24,560	—	119,224	(3,119)	116,105
– stage 3	—	—	—	—	18,797	18,797	(6,867)	11,930
– POCI	—	—	—	4	270	274	(64)	210
Loans and advances to banks at amortised cost	72,978	4,037	5,020	1,118	—	83,153	(17)	83,136
– stage 1	72,903	3,935	4,788	10	—	81,636	(14)	81,622
– stage 2	75	102	232	1,108	—	1,517	(3)	1,514
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	774,026	71,648	33,142	1,188	347	880,351	(193)	880,158
– stage 1	773,427	70,508	30,997	84	—	875,016	(91)	874,925
– stage 2	599	1,140	2,145	1,104	—	4,988	(54)	4,934
– stage 3	—	—	—	—	304	304	(42)	262
– POCI	—	—	—	—	43	43	(6)	37
Loan and other credit-related commitments	389,865	136,297	92,558	8,142	775	627,637	(379)	627,258
– stage 1	387,434	129,455	76,043	1,541	—	594,473	(165)	594,308
– stage 2	2,431	6,842	16,515	6,601	—	32,389	(174)	32,215
– stage 3	—	—	—	—	775	775	(40)	735
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	16,511	4,902	5,166	991	225	27,795	(62)	27,733
– stage 1	16,351	4,469	3,929	183	—	24,932	(11)	24,921
– stage 2	160	433	1,237	808	—	2,638	(30)	2,608
– stage 3	—	—	—	—	225	225	(21)	204
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2021	1,798,075	447,210	369,625	40,843	20,414	2,676,167	(12,068)	2,664,099
Debt instruments at FVOCI[1]
– stage 1	319,557	12,196	11,354	—	—	343,107	(67)	343,040
– stage 2	604	102	323	1,087	—	2,116	(22)	2,094
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	46	46	(7)	39
At 31 Dec 2021	320,161	12,298	11,677	1,087	46	345,269	(96)	345,173
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Disclosure of credit risk

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2022
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	777,543	139,130	19,505	129	936,307	(1,095)	(3,491)	(6,829)	(38)	(11,453)	0.1	2.5	35.0	29.5	1.2
– personal	362,781	48,891	3,340	—	415,012	(562)	(1,505)	(805)	—	(2,872)	0.2	3.1	24.1	—	0.7
– corporate and commercial	353,010	85,521	15,696	129	454,356	(490)	(1,909)	(5,887)	(38)	(8,324)	0.1	2.2	37.5	29.5	1.8
– non-bank financial institutions	61,752	4,718	469	—	66,939	(43)	(77)	(137)	—	(257)	0.1	1.6	29.2	—	0.4
Loans and advances to banks at amortised cost	103,042	1,827	82	—	104,951	(18)	(29)	(22)	—	(69)	—	1.6	26.8	—	0.1
Other financial assets measured at amortised cost	996,489	17,166	797	46	1,014,498	(124)	(188)	(234)	(7)	(553)	—	1.1	29.4	15.2	0.1
Loan and other credit-related commitments	583,383	34,033	1,372	—	618,788	(141)	(180)	(65)	—	(386)	—	0.5	4.7	—	0.1
– personal	239,521	3,686	799	—	244,006	(26)	(1)	—	—	(27)	—	—	—	—	—
– corporate and commercial	241,313	27,323	551	—	269,187	(111)	(166)	(63)	—	(340)	—	0.6	11.4	—	0.1
– financial	102,549	3,024	22	—	105,595	(4)	(13)	(2)	—	(19)	—	0.4	9.1	—	—
Financial guarantees	16,071	2,463	249	—	18,783	(6)	(13)	(33)	—	(52)	—	0.5	13.3	—	0.3
– personal	1,123	11	1	—	1,135	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	11,547	1,793	247	—	13,587	(5)	(12)	(33)	—	(50)	—	0.7	13.4	—	0.4
– financial	3,401	659	1	—	4,061	(1)	(1)	—	—	(2)	—	0.2	—	—	—
At 31 Dec 2022	2,476,528	194,619	22,005	175	2,693,327	(1,384)	(3,901)	(7,183)	(45)	(12,513)	0.1	2.0	32.6	25.7	0.5
1    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2    Purchased or originated credit-impaired (‘POCI’).

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2021 (continued)
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	918,936	119,224	18,797	274	1,057,231	(1,367)	(3,119)	(6,867)	(64)	(11,417)	0.1	2.6	36.5	23.4	1.1
– personal	456,956	16,439	4,942	—	478,337	(658)	(1,219)	(1,226)	—	(3,103)	0.1	7.4	24.8	—	0.6
– corporate and commercial	400,894	98,911	13,460	274	513,539	(665)	(1,874)	(5,601)	(64)	(8,204)	0.2	1.9	41.6	23.4	1.6
– non-bank financial institutions	61,086	3,874	395	—	65,355	(44)	(26)	(40)	—	(110)	0.1	0.7	10.1	—	0.2
Loans and advances to banks at amortised cost	81,636	1,517	—	—	83,153	(14)	(3)	—	—	(17)	—	0.2	—	—	—
Other financial assets measured at amortised cost	875,016	4,988	304	43	880,351	(91)	(54)	(42)	(6)	(193)	—	1.1	13.8	14.0	—
Loan and other credit-related commitments	594,473	32,389	775	—	627,637	(165)	(174)	(40)	—	(379)	—	0.5	5.2	—	0.1
– personal	237,770	1,747	168	—	239,685	(37)	(2)	—	—	(39)	—	0.1	—	—	—
– corporate and commercial	254,750	28,269	606	—	283,625	(120)	(165)	(40)	—	(325)	—	0.6	6.6	—	0.1
– financial	101,953	2,373	1	—	104,327	(8)	(7)	—	—	(15)	—	0.3	—	—	—
Financial guarantees	24,932	2,638	225	—	27,795	(11)	(30)	(21)	—	(62)	—	1.1	9.3	—	0.2
– personal	1,114	15	1	—	1,130	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	20,025	2,107	223	—	22,355	(10)	(28)	(20)	—	(58)	—	1.3	9.0	—	0.3
– financial	3,793	516	1	—	4,310	(1)	(2)	(1)	—	(4)	—	0.4	100.0	—	0.1
At 31 Dec 2021	2,494,993	160,756	20,101	317	2,676,167	(1,648)	(3,380)	(6,970)	(70)	(12,068)	0.1	2.1	34.7	22.1	0.5
1    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2    Purchased or originated credit-impaired (‘POCI’).

Loans and advances to customers and banks measured at amortised cost
(Audited)
	2022		2021
	Total gross loans and advances	Allowance for ECL	Total gross loans and advances	Allowance for ECL
	$m	$m	$m	$m
As reported	1,041,258	(11,522)	1,140,384	(11,434)
Reported in ‘Assets held for sale’	81,221	(392)	2,424	(39)
At 31 December	1,122,479	(11,914)	1,142,808	(11,473)

Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’
(Audited)
	Banking business in Canada		Retail banking operations in France		Other[1]		Total
	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	55,431	(234)	25,121	(92)	412	(62)	80,964	(388)
– personal	26,637	(75)	22,691	(88)	305	(47)	49,633	(210)
– corporate and commercial	27,128	(154)	2,379	(4)	107	(15)	29,614	(173)
– non-bank financial institutions	1,666	(5)	51	—	—	—	1,717	(5)
Loans and advances to banks at amortised cost	100	—	—	—	157	(4)	257	(4)
At 31 December 2022	55,531	(234)	25,121	(92)	569	(66)	81,221	(392)

	Banking business in Canada		Retail banking operations in France		Other[2]		Total
	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	—	—	—	—	2,424	(39)	2,424	(39)
– personal	—	—	—	—	2,424	(39)	2,424	(39)
– corporate and commercial	—	—	—	—	—	—	—	—
– non-bank financial institutions	—	—	—	—	—	—	—	—
Loans and advances to banks at amortised cost	—	—	—	—	—	—	—	—
At 31 December 2021	—	—	—	—	2,424	(39)	2,424	(39)
1    Comprising assets held for sale relating to the planned sale of our branch operations in Greece and of our business in Russia.
2    Comprising assets held for sale relating to our mass market retail banking business in the US.
The table below analyses the amount of ECL (charges)/releases arising from assets held for sale. The charges during the period primarily relate to our retail banking operations in France.

Changes in expected credit losses and other credit impairment
(Audited)
	2022	2021
	$m	$m
ECL (charges)/releases arising from:
– assets held for sale	(5)	—
–assets not held for sale	(3,587)	928
Year ended 31 December	(3,592)	928

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	1,577,582	(1,557)	155,742	(3,326)	19,797	(6,928)	274	(64)	1,753,395	(11,875)
Transfers of financial instruments:	(99,022)	(798)	89,052	1,620	9,970	(822)	—	—	—	—
– transfers from stage 1 to stage 2	(225,616)	470	225,616	(470)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	128,246	(1,216)	(128,246)	1,216	—	—	—	—	—	—
– transfers to stage 3	(2,392)	9	(10,087)	1,132	12,479	(1,141)	—	—	—	—
– transfers from stage 3	740	(61)	1,769	(258)	(2,509)	319	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	739	—	(953)	—	(152)	—	—	—	(366)
New financial assets originated or purchased	483,617	(548)	—	—	—	—	26	(2)	483,643	(550)
Assets derecognised (including final repayments)	(318,659)	148	(37,941)	343	(2,806)	416	(97)	—	(359,503)	907
Changes to risk parameters – further lending/repayment	(65,778)	226	(6,963)	93	(594)	259	(61)	5	(73,396)	583
Changes to risk parameters – credit quality	—	403	—	(1,670)	—	(3,019)	—	32	—	(4,254)
Changes to models used for ECL calculation	—	4	—	(151)	—	13	—	—	—	(134)
Assets written off	—	—	—	—	(2,794)	2,794	(10)	10	(2,804)	2,804
Credit-related modifications that resulted in derecognition	—	—	—	—	(32)	9	—	—	(32)	9
Foreign exchange	(81,975)	59	(8,811)	170	(1,395)	323	(3)	1	(92,184)	553
Others[1]	(60,557)	64	(13,716)	161	(938)	158	—	(20)	(75,211)	363
At 31 Dec 2022	1,435,208	(1,260)	177,363	(3,713)	21,208	(6,949)	129	(38)	1,633,908	(11,960)
ECL income statement change for the period		972		(2,338)		(2,483)		35		(3,814)
Recoveries										316
Others										(26)
Total ECL income statement change for the period										(3,524)
1    Total includes $82.7bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and a corresponding allowance for ECL of $426m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 414.

	At 31 Dec 2022		12 months ended 31 Dec 2022
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,633,908	(11,960)	(3,524)
Other financial assets measured at amortised cost	1,014,498	(553)	(41)
Non-trading reverse purchase agreement commitments	44,921	—	—
Performance and other guarantees not considered for IFRS 9	—	—	41
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,693,327	(12,513)	(3,524)
Debt instruments measured at FVOCI	266,303	(145)	(68)
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,658)	(3,592)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	1,506,451	(2,331)	223,432	(5,403)	20,424	(7,544)	279	(113)	1,750,586	(15,391)
Transfers of financial instruments:	21,107	(1,792)	(27,863)	2,601	6,756	(809)	—	—	—	—
– transfers from stage 1 to stage 2	(159,633)	527	159,633	(527)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	182,432	(2,279)	(182,432)	2,279	—	—	—	—	—	—
– transfers to stage 3	(2,345)	24	(6,478)	1,010	8,823	(1,034)	—	—	—	—
– transfers from stage 3	653	(64)	1,414	(161)	(2,067)	225	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	1,225	—	(596)	—	(34)	—	—	—	595
New financial assets originated or purchased	444,070	(553)	—	—	—	—	124	—	444,194	(553)
Assets derecognised (including final repayments)	(304,158)	174	(31,393)	489	(2,750)	458	(10)	6	(338,311)	1,127
Changes to risk parameters – further lending/repayment	(61,742)	547	(3,634)	498	(1,268)	576	(108)	12	(66,752)	1,633
Changes to risk parameters – credit quality	—	1,111	—	(1,012)	—	(2,354)	—	28	—	(2,227)
Changes to models used for ECL calculation	—	(17)	—	(33)	—	1	—	—	—	(49)
Assets written off	—	—	—	—	(2,610)	2,605	(7)	7	(2,617)	2,612
Credit-related modifications that resulted in derecognition	—	—	—	—	(125)	—	—	—	(125)	—
Foreign exchange	(25,231)	26	(2,918)	45	(479)	157	(4)	1	(28,632)	229
Others[1]	(2,915)	53	(1,882)	85	(151)	16	—	(5)	(4,948)	149
At 31 Dec 2021	1,577,582	(1,557)	155,742	(3,326)	19,797	(6,928)	274	(64)	1,753,395	(11,875)
ECL income statement change for the period		2,487		(654)		(1,353)		46		526
Recoveries										409
Others										(111)
Total ECL income statement change for the period										824
1 Total includes $3.0bn of gross carrying loans and advances to customers, which were classified to assets held for sale, and a corresponding allowance for ECL of $123m, reflecting our exit of the domestic mass market retail banking in the US.

	At 31 Dec 2021		12 months ended 31 Dec 2021
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,753,395	(11,875)	824
Other financial assets measured at amortised cost	880,351	(193)	(19)
Non-trading reverse purchase agreement commitments	42,421	—	—
Performance and other guarantees not considered for IFRS 9	—	—	75
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,676,167	(12,068)	880
Debt instruments measured at FVOCI	347,203	(96)	48
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,164)	928

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	841,105	(1,465)	196,662	(2,998)	14,662	(6,041)	279	(113)	1,052,708	(10,617)
Transfers of financial instruments	19,285	(638)	(23,361)	888	4,076	(250)	—	—	—	—
– transfers from stage 1 to stage 2	(135,932)	238	135,932	(238)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	156,346	(875)	(156,346)	875	—	—	—	—	—	—
– transfers to stage 3	(1,363)	17	(3,410)	276	4,773	(293)	—	—	—	—
– transfers from stage 3	234	(18)	463	(25)	(697)	43	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	400	—	(233)	—	(27)	—	—	—	140
New financial assets originated or purchased	307,150	(342)	—	—	—	—	124	—	307,274	(342)
Assets derecognised (including final repayments)	(221,160)	55	(26,136)	70	(1,514)	239	(10)	6	(248,820)	370
Changes to risk parameters – further lending/repayments	(47,766)	307	(6,014)	384	(987)	525	(108)	12	(54,875)	1,228
Changes to risk parameters – credit quality	—	793	—	(234)	—	(1,347)	—	28	—	(760)
Changes to models used for ECL calculation	—	(15)	—	(33)	—	—	—	—	—	(48)
Assets written off	—	—	—	—	(1,085)	1,085	(7)	7	(1,092)	1,092
Credit-related modifications that resulted in derecognition	—	—	—	—	(125)	—	—	—	(125)	—
Foreign exchange	(16,157)	9	(2,560)	26	(341)	112	(4)	1	(19,062)	148
Others	(715)	34	(1,050)	25	—	2	—	(5)	(1,765)	56
At 31 Dec 2021	881,742	(862)	137,541	(2,105)	14,686	(5,702)	274	(64)	1,034,243	(8,733)
ECL income statement change for the period		1,198		(46)		(610)		46		588
Recoveries										54
Others										(102)
Total ECL income statement change for the period										540

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	695,840	(695)	18,201	(1,221)	5,111	(1,226)	719,152	(3,142)
Transfers of financial instruments	(40,834)	(499)	39,483	677	1,351	(178)	—	—
– transfers from stage 1 to stage 2	(68,063)	269	68,063	(269)	—	—	—	—
– transfers from stage 2 to stage 1	27,407	(734)	(27,407)	734	—	—	—	—
– transfers to stage 3	(561)	2	(1,987)	361	2,548	(363)	—	—
– transfers from stage 3	383	(36)	814	(149)	(1,197)	185	—	—
Net remeasurement of ECL arising from transfer of stage	—	498	—	(583)	—	(88)	—	(173)
New financial assets originated or purchased	130,632	(271)	—	—	—	—	130,632	(271)
Assets derecognised (including final repayments)	(68,645)	94	(4,091)	270	(1,043)	124	(73,779)	488
Changes to risk parameters – further lending/repayments	(31,457)	162	4,538	(35)	897	(33)	(26,022)	94
Change in risk parameters – credit quality	—	82	—	(676)	—	(822)	—	(1,416)
Changes to models used for ECL calculation	—	(2)	—	(94)	—	13	—	(83)
Assets written off	—	—	—	—	(1,215)	1,215	(1,215)	1,215
Foreign exchange and other[1]	(82,111)	43	(5,543)	156	(961)	190	(88,615)	389
At 31 Dec 2022	603,425	(588)	52,588	(1,506)	4,140	(805)	660,153	(2,899)
ECL income statement change for the period		563		(1,118)		(806)		(1,361)
Recoveries								283
Other								(3)
Total ECL income statement change for the period								(1,081)
1 Total includes $49.6bn of gross carrying loans and advances to customers, which were classified to assets held for sale, and a corresponding allowance for ECL of $221m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 414.

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	665,346	(866)	26,770	(2,405)	5,762	(1,503)	697,878	(4,774)
Transfers of financial instruments	1,822	(1,154)	(4,502)	1,713	2,680	(559)	—	—
– transfers from stage 1 to stage 2	(23,701)	289	23,701	(289)	—	—	—	—
– transfers from stage 2 to stage 1	26,086	(1,404)	(26,086)	1,404	—	—	—	—
– transfers to stage 3	(982)	7	(3,068)	734	4,050	(741)	—	—
– transfers from stage 3	419	(46)	951	(136)	(1,370)	182	—	—
Net remeasurement of ECL arising from transfer of stage	—	825	—	(363)	—	(7)	—	455
New financial assets originated or purchased	136,920	(211)	—	—	—	—	136,920	(211)
Assets derecognised (including final repayments)	(82,998)	119	(5,257)	419	(1,236)	219	(89,491)	757
Changes to risk parameters – further lending/repayments	(13,976)	240	2,380	114	(281)	51	(11,877)	405
Change in risk parameters – credit quality	—	318	—	(778)	—	(1,007)	—	(1,467)
Changes to models used for ECL calculation	—	(2)	—	—	—	1	—	(1)
Assets written off	—	—	—	—	(1,525)	1,520	(1,525)	1,520
Foreign exchange	(9,074)	17	(358)	19	(138)	45	(9,570)	81
Others[1]	(2,200)	19	(832)	60	(151)	14	(3,183)	93
At 31 Dec 2021	695,840	(695)	18,201	(1,221)	5,111	(1,226)	719,152	(3,142)
ECL income statement change for the period		1,289		(608)		(743)		(62)
Recoveries								355
Other								(9)
Total ECL income statement change for the period								284
1 Total includes $3.0bn of gross carrying loans and advances to customers, which were classified to assets held for sale, and a corresponding allowance for ECL of $123m, reflecting our exit of the domestic mass market retail banking in the US.

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	881,742	(862)	137,541	(2,105)	14,686	(5,702)	274	(64)	1,034,243	(8,733)
Transfers of financial instruments	(58,188)	(299)	49,569	943	8,619	(644)	—	—	—	—
– transfers from stage 1 to stage 2	(157,553)	201	157,553	(201)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	100,839	(482)	(100,839)	482	—	—	—	—	—	—
– transfers to stage 3	(1,831)	7	(8,100)	771	9,931	(778)			—	—
– transfers from stage 3	357	(25)	955	(109)	(1,312)	134	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	241	—	(370)	—	(64)	—	—	—	(193)
New financial assets originated or purchased	352,985	(277)	—	—	—	—	26	(2)	353,011	(279)
Assets derecognised (including final repayments)	(250,014)	54	(33,850)	73	(1,763)	292	(97)	—	(285,724)	419
Changes to risk parameters – further lending/repayments	(34,321)	64	(11,501)	128	(1,491)	292	(61)	5	(47,374)	489
Change in risk parameters – credit quality	—	321	—	(994)	—	(2,197)	—	32	—	(2,838)
Changes to models used for ECL calculation	—	6	—	(57)	—	—	—	—	—	(51)
Assets written off	—	—	—	—	(1,579)	1,579	(10)	10	(1,589)	1,589
Credit-related modifications that resulted in derecognition	—	—	—	—	(32)	9	—	—	(32)	9
Foreign exchange and other[1]	(60,421)	80	(16,984)	175	(1,372)	291	(3)	(19)	(78,780)	527
At 31 Dec 2022	831,783	(672)	124,775	(2,207)	17,068	(6,144)	129	(38)	973,755	(9,061)
ECL income statement change for the period		409		(1,220)		(1,677)		35		(2,453)
Recoveries										33
Others										(23)
Total ECL income statement change for the period										(2,443)
1 Total includes $33.1bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and a corresponding allowance for ECL of $204m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 414.

Disclosure of financial assets and off-balance sheet commitments

Wholesale lending – commercial real estate loans and advances to customers including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	44,052	0.1	5,960	0.3	20,286	—
Fully collateralised	53,475	0.1	10,293	0.1	27,926	—
LTV ratio:
– less than 50%	29,486	0.1	2,900	0.2	21,185	—
– 51% to 75%	18,530	0.1	6,361	0.1	5,365	0.1
– 76% to 90%	2,941	0.1	556	0.2	995	—
– 91% to 100%	2,518	0.2	476	0.2	381	—
Partially collateralised (A):	4,923	0.1	1,920	0.2	804	—
– collateral value on A	2,800		1,113		584
Total	102,450	0.1	18,173	0.2	49,016	—
Stage 2
Not collateralised	9,804	5.7	2,511	1.5	4,673	10.5
Fully collateralised	15,423	1.6	2,025	0.9	7,457	1.1
LTV ratio:
– less than 50%	5,945	1.6	664	0.9	3,539	1.4
– 51% to 75%	6,821	1.1	1,197	0.9	3,536	1.0
– 76% to 90%	908	2.1	140	1.4	134	0.1
– 91% to 100%	1,749	3.6	24	0.4	248	0.2
Partially collateralised (B):	1,624	1.6	179	1.1	390	2.8
– collateral value on B	997		144		249
Total	26,851	3.1	4,715	1.3	12,520	4.7
Stage 3
Not collateralised	2,612	53.7	295	35.3	2,123	56.9
Fully collateralised	1,617	10.8	372	6.5	864	5.2
LTV ratio:
– less than 50%	544	16.5	53	3.8	318	2.2
– 51% to 75%	594	4.4	291	2.1	205	3.4
– 76% to 90%	315	4.1	11	18.2	264	1.9
– 91% to 100%	164	28.7	17	76.5	77	32.5
Partially collateralised (C):	513	54.2	176	68.8	73	61.6
– collateral value on C	293		72		39
Total	4,742	39.1	843	29.5	3,060	42.5
POCI
Not collateralised	—	—	—	—	—	—
Fully collateralised	—	—	—	—	—	—
LTV ratio:
– less than 50%	—	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—
Partially collateralised (D):	19	—	—	—	19	—
– collateral value on D	8		—		8
Total	19	—	—	—	19	—
At 31 Dec 2022	134,062	2.1	23,731	1.4	64,615	2.9

Wholesale lending – commercial real estate loans and advances to customers including loan commitments by level of collateral for key countries/territories (by stage) (continued)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	50,603	0.1	7,623	0.4	23,864	—
Fully collateralised	71,769	0.1	13,139	0.2	32,951	—
LTV ratio:
– less than 50%	35,984	0.1	4,142	0.2	22,645	—
– 51% to 75%	26,390	0.1	6,460	0.2	8,082	—
– 76% to 90%	5,284	0.2	1,859	0.2	1,181	—
– 91% to 100%	4,111	0.1	678	—	1,043	0.1
Partially collateralised (A):	5,429	0.1	2,018	0.1	714	—
– collateral value on A	2,942		874		447
Total	127,801	0.1	22,780	0.3	57,529	—
Stage 2
Not collateralised	11,729	4.3	1,970	0.9	7,758	5.9
Fully collateralised	12,741	1.1	1,131	2.3	6,385	0.4
LTV ratio:
– less than 50%	5,759	1.0	605	3.1	3,633	0.3
– 51% to 75%	4,804	1.1	471	1.3	2,389	0.5
– 76% to 90%	757	1.5	43	—	269	0.4
– 91% to 100%	1,421	1.5	12	—	94	—
Partially collateralised (B):	1,783	2.7	366	0.3	172	2.9
– collateral value on B	930		223		70
Total	26,253	2.7	3,467	1.3	14,315	3.4
Stage 3
Not collateralised	828	40.9	407	42.0	198	35.9
Fully collateralised	1,176	22.0	346	5.2	290	11.0
LTV ratio:
– less than 50%	645	19.8	36	2.8	284	10.9
– 51% to 75%	286	9.1	250	5.2	—	—
– 76% to 90%	62	14.5	11	—	2	—
– 91% to 100%	183	52.5	49	8.2	4	25.0
Partially collateralised (C):	265	47.9	204	49.0	—	—
– collateral value on C	149		97		—
Total	2,269	32.0	957	30.2	488	21.1
POCI
Not collateralised	—	—	—	—	—	—
Fully collateralised	98	—	—	—	98	—
LTV ratio:
– less than 50%	98	—	—	—	98	—
– 51% to 75%	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—
Partially collateralised (D):	—	—	—	—	—	—
– collateral value on D	—		—		—
Total	98	—	—	—	98	—
At 31 Dec 2021	156,421	1.0	27,204	1.5	72,430	0.8

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Rated CRR/PD1 to 7
Not collateralised	52,373	0.6	8,457	0.7	23,861	0.9
Fully collateralised	68,020	0.3	12,309	0.3	34,779	0.1
Partially collateralised (A):	6,479	0.4	2,098	0.2	1,194	0.9
– collateral value on A	3,754		1,257		833
Total	126,872	0.4	22,864	0.4	59,834	0.5
Rated CRR/PD8
Not collateralised	1,483	19.8	14	3.6	1,098	26.0
Fully collateralised	878	9.2	9	11.1	604	7.1
LTV ratio:
– less than 50%	236	21.6	4	7.5	167	15.0
– 51% to 75%	594	5.1	3	13.3	393	4.6
– 76% to 90%	45	0.4	—	—	44	0.2
– 91% to 100%	3	3.3	2	3.5	—	—
Partially collateralised (B):	68	2.9	1	8.0	—	—
– collateral value on B	43		—		—
Total	2,429	15.5	24	6.6	1,702	19.3
Rated CRR/PD9 to 10
Not collateralised	2,612	53.7	295	35.3	2,123	56.9
Fully collateralised	1,617	10.8	372	6.5	864	5.2
LTV ratio:
– less than 50%	544	16.5	53	3.8	318	2.2
– 51% to 75%	594	4.4	291	2.1	205	3.4
– 76% to 90%	315	4.1	11	18.2	264	1.9
– 91% to 100%	164	28.7	17	76.5	77	32.5
Partially collateralised (C):	532	52.3	176	68.8	92	48.9
– collateral value on C	301		72		47
Total	4,761	39.0	843	29.5	3,079	42.2
At 31 Dec 2022	134,062	2.1	23,731	1.4	64,615	2.9

Rated CRR/PD1 to 7
Not collateralised	61,279	0.5	9,586	0.5	30,917	0.6
Fully collateralised	83,456	0.2	14,218	0.2	38,817	0.1
Partially collateralised (A):	7,059	0.5	2,379	0.2	886	0.6
– collateral value on A	3,729		1,092		517
Total	151,794	0.3	26,183	0.3	70,620	0.3
Rated CRR/PD8
Not collateralised	1,053	26.5	7	42.9	705	38.6
Fully collateralised	1,054	3.8	52	38.5	519	2.1
LTV ratio:
– less than 50%	503	4.8	41	41.5	378	0.8
– 51% to 75%	447	3.1	8	25.0	137	5.8
– 76% to 90%	60	1.7	1	—	4	—
– 91% to 100%	44	2.3	2	—	—	—
Partially collateralised (B):	153	15.0	5	20.0	—	—
– collateral value on B	143		5		—
Total	2,260	15.1	64	37.5	1,224	23.1
Rated CRR/PD9 to 10
Not collateralised	828	40.9	407	42.0	198	35.9
Fully collateralised	1,274	20.3	346	5.2	388	8.2
LTV ratio:
– less than 50%	743	17.2	36	2.8	382	8.1
– 51% to 75%	286	9.1	250	5.2	—	—
– 76% to 90%	62	14.5	11	—	2	—
– 91% to 100%	183	52.5	49	8.2	4	25.0
Partially collateralised (C):	265	47.9	204	49.0	—	—
– collateral value on C	149		97		—
Total	2,367	30.6	957	30.2	586	17.6
At 31 Dec 2021	156,421	1.0	27,204	1.5	72,430	0.8

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	632,847	0.1	105,126	0.1	109,919	—
Fully collateralised	96,434	0.1	21,192	0.1	39,165	0.1
LTV ratio:
– less than 50%	36,896	0.1	6,928	0.1	15,695	0.1
– 51% to 75%	29,242	0.1	7,611	0.1	13,893	0.1
– 76% to 90%	9,922	0.1	1,889	0.1	4,964	0.1
– 91% to 100%	20,374	0.1	4,764	—	4,613	0.1
Partially collateralised (A):	54,836	0.1	6,480	0.1	17,704	0.1
– collateral value on A	27,779		3,470		7,737
Total	784,117	0.1	132,798	0.1	166,788	0.1
Stage 2
Not collateralised	79,013	1.0	16,886	2.2	9,906	0.7
Fully collateralised	29,618	1.2	6,511	1.3	12,693	1.0
LTV ratio:
– less than 50%	11,221	1.3	2,872	1.0	4,577	0.9
– 51% to 75%	11,948	1.4	2,656	1.5	5,413	1.2
– 76% to 90%	2,990	1.0	578	1.9	1,479	0.7
– 91% to 100%	3,459	0.8	405	1.2	1,224	0.3
Partially collateralised (B):	13,130	1.0	2,288	1.2	3,379	0.6
– collateral value on B	6,484		1,197		1,524
Total	121,761	1.1	25,685	1.9	25,978	0.8
Stage 3
Not collateralised	8,278	38.4	3,783	17.8	939	56.0
Fully collateralised	1,948	13.7	699	4.6	665	3.8
LTV ratio:
– less than 50%	678	18.7	175	3.4	175	1.7
– 51% to 75%	503	11.3	336	6.5	115	7.8
– 76% to 90%	402	4.7	102	1.0	268	0.4
– 91% to 100%	365	17.5	86	3.5	107	10.3
Partially collateralised (C):	2,120	37.3	308	25.6	777	30.9
– collateral value on C	1,133		158		397
Total	12,346	34.3	4,790	16.4	2,381	33.2
POCI
Not collateralised	64	18.8	28	3.6	—	—
Fully collateralised	24	91.7	—	—	24	91.7
LTV ratio:
– less than 50%	—	—	—	—	—	—
– 51% to 75%	1	—	—	—	1	—
– 76% to 90%	23	95.7	—	—	23	95.7
– 91% to 100%	—	—	—	—	—	—
Partially collateralised (D):	22	18.2	—	—	14	—
– collateral value on D	16		—		13
Total	110	34.5	28	3.6	38	57.9
At 31 Dec 2022	918,334	0.7	163,301	0.9	195,185	0.6

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (continued)
(Audited)
			of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	624,935	0.1	112,188	0.2	111,948	—
Fully collateralised	112,905	0.1	22,971	0.2	45,479	0.1
LTV ratio:
– less than 50%	40,636	0.1	6,512	0.2	16,915	—
– 51% to 75%	38,709	0.1	9,431	0.2	16,533	0.1
– 76% to 90%	13,284	0.1	2,556	0.1	4,920	0.1
– 91% to 100%	20,276	0.1	4,472	—	7,111	0.1
Partially collateralised (A):	64,058	0.1	8,665	0.1	20,358	—
– collateral value on A	30,890		4,826		9,322
Total	801,898	0.1	143,824	0.2	177,785	—
Stage 2
Not collateralised	85,394	1.1	18,562	2.0	8,310	1.1
Fully collateralised	32,019	1.1	8,231	1.3	11,503	0.7
LTV ratio:
– less than 50%	10,892	1.2	3,148	1.5	3,378	0.5
– 51% to 75%	14,281	1.1	4,161	1.2	5,202	0.9
– 76% to 90%	2,752	1.2	687	1.5	1,148	0.9
– 91% to 100%	4,094	0.9	235	1.7	1,775	0.2
Partially collateralised (B):	12,484	1.0	1,824	1.9	1,788	0.4
– collateral value on B	6,675		937		785
Total	129,897	1.1	28,617	1.8	21,601	0.8
Stage 3
Not collateralised	8,122	47.3	2,979	21.6	732	74.7
Fully collateralised	2,278	12.7	1,212	3.4	240	2.1
LTV ratio:
– less than 50%	603	20.9	249	4.8	76	—
– 51% to 75%	1,110	5.0	786	1.4	110	3.6
– 76% to 90%	295	11.5	115	9.6	26	—
– 91% to 100%	270	27.4	62	9.7	28	3.6
Partially collateralised (C):	2,134	38.7	318	35.5	616	28.9
– collateral value on C	1,200		186		358
Total	12,534	39.6	4,509	17.7	1,588	46.0
POCI
Not collateralised	114	36.0	28	21.4	4	—
Fully collateralised	61	34.4	—	—	57	36.8
LTV ratio:
– less than 50%	—	—	—	—	—	—
– 51% to 75%	57	36.8	—	—	57	36.8
– 76% to 90%	—	—	—	—	—	—
– 91% to 100%	4	—	—	—	—	—
Partially collateralised (D):	2	100.0	—	—	—	—
– collateral value on D	2		—		—
Total	177	36.2	28	21.4	61	34.4
At 31 Dec 2021	944,506	0.8	176,978	0.9	201,035	0.5

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Rated CRR/PD8
Not collateralised	4,209	3.5	1,071	1.6	62	38.7
Fully collateralised	2,208	3.8	303	3.3	171	12.3
LTV ratio:
– less than 50%	1,104	4.3	184	0.5	84	14.3
– 51% to 75%	933	3.5	95	5.3	84	10.7
– 76% to 90%	44	6.8	22	13.6	—	—
– 91% to 100%	127	0.8	2	10.0	3	6.7
Partially collateralised (A):	1,298	2.9	24	4.2	9	11.1
– collateral value on A	1,212		4		5
Total	7,715	3.5	1,398	2.0	242	19.0
Rated CRR/PD9 to 10
Not collateralised	8,342	38.2	3,810	17.7	939	56.0
Fully collateralised	1,971	14.6	699	4.6	688	6.7
LTV ratio:
– less than 50%	677	18.8	175	3.4	175	1.7
– 51% to 75%	504	11.3	336	6.5	116	7.8
– 76% to 90%	425	9.6	102	1.0	290	7.9
– 91% to 100%	365	17.5	86	3.5	107	10.3
Partially collateralised (B):	2,143	37.1	309	25.6	792	30.3
– collateral value on B	1,149		158		410
Total	12,456	34.3	4,818	16.3	2,419	33.6
At 31 Dec 2022	20,171	22.5	6,216	13.1	2,661	32.2

Rated CRR/PD8
Not collateralised	4,790	3.9	1,587	3.1	79	30.4
Fully collateralised	1,653	3.9	259	6.6	32	—
LTV ratio:
– less than 50%	803	3.5	113	6.2	2	—
– 51% to 75%	583	3.8	110	8.2	1	—
– 76% to 90%	116	5.2	23	4.3	29	—
– 91% to 100%	151	5.3	13	—	—	—
Partially collateralised (A):	1,253	3.7	138	8.0	11	—
– collateral value on A	921		40		6
Total	7,696	3.9	1,984	3.9	122	20.5
Rated CRR/PD9 to 10
Not collateralised	8,239	47.1	3,007	21.5	736	74.3
Fully collateralised	2,335	13.3	1,212	3.4	297	9.1
LTV ratio:
– less than 50%	604	20.9	249	4.8	75	—
– 51% to 75%	1,166	6.7	786	1.4	168	14.9
– 76% to 90%	295	11.5	115	9.6	26	—
– 91% to 100%	270	27.4	62	9.7	28	3.6
Partially collateralised (B):	2,137	38.7	318	35.5	616	28.9
– collateral value on B	1,203		186		358
Total	12,711	39.5	4,537	17.7	1,649	45.6
At 31 Dec 2021	20,407	26.1	6,521	13.5	1,771	43.8

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage
(Audited)
			of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Fully collateralised	310,705	—	134,044	—	94,949	—
LTV ratio:
– less than 50%	154,337	—	70,936	—	44,740	—
– 51% to 60%	57,386	—	23,226	—	18,027	—
– 61% to 70%	44,805	—	20,391	—	10,096	—
– 71% to 80%	25,458	—	12,849	—	4,167	—
– 81% to 90%	17,106	—	5,922	—	7,883	—
– 91% to 100%	11,613	—	720	—	10,036	—
Partially collateralised (A):	6,964	—	329	—	6,441	—
LTV ratio:
– 101% to 110%	6,127	—	73	—	5,953	—
– 111% to 120%	570	—	61	—	482	—
– greater than 120%	267	0.4	195	—	6	—
– collateral value on A	6,521		237		6,146
Total	317,669	—	134,373	—	101,390	—
Stage 2
Fully collateralised	39,906	0.6	34,541	0.4	981	—
LTV ratio:
– less than 50%	12,250	0.7	10,387	0.6	577	—
– 51% to 60%	7,372	0.5	6,402	0.4	171	—
– 61% to 70%	9,617	0.4	8,541	0.3	85	—
– 71% to 80%	6,770	0.5	5,922	0.3	37	—
– 81% to 90%	3,388	0.5	2,918	0.2	51	0.1
– 91% to 100%	509	1.1	371	0.2	60	0.2
Partially collateralised (B):	143	6.9	49	0.3	47	0.2
LTV ratio:
– 101% to 110%	73	3.6	10	1.2	45	0.2
– 111% to 120%	24	12.5	10	—	2	—
– greater than 120%	46	9.1	29	0.1	—	—
– collateral value on B	123		38		44
Total	40,049	0.6	34,590	0.4	1,028	—
Stage 3
Fully collateralised	2,097	9.9	676	11.1	237	0.1
LTV ratio:
– less than 50%	1,077	7.2	448	9.4	105	—
– 51% to 60%	330	7.6	110	9.7	26	0.1
– 61% to 70%	207	12.6	48	15.9	11	0.7
– 71% to 80%	212	14.7	33	19.7	25	0.1
– 81% to 90%	147	17.8	10	24.5	27	—
– 91% to 100%	124	18.1	27	22.5	43	—
Partially collateralised (C):	133	46.9	12	9.8	1	0.3
LTV ratio:
– 101% to 110%	37	24.3	10	3.7	1	0.4
– 111% to 120%	17	32.7	—	64.9	—	—
– greater than 120%	79	60.5	2	36.2	—	—
– collateral value on C	79		4		1
Total	2,230	12.1	688	11.1	238	0.1
At 31 Dec 2022	359,948	0.2	169,651	0.1	102,656	—

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage (continued)
(Audited)
			of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Fully collateralised	377,454	—	168,737	—	98,020	—
LTV ratio:
– less than 50%	190,370	—	81,582	—	61,234	—
– 51% to 60%	64,217	—	28,555	—	12,070	—
– 61% to 70%	51,842	—	25,949	—	4,649	—
– 71% to 80%	46,932	0.1	24,114	—	8,360	—
– 81% to 90%	18,778	0.1	7,899	—	8,420	—
– 91% to 100%	5,315	0.1	638	—	3,287	—
Partially collateralised (A):	682	0.3	358	—	30	—
LTV ratio:
– 101% to 110%	254	0.6	104	—	26	—
– 111% to 120%	98	0.4	60	—	1	—
– greater than 120%	330	0.1	194	—	3	—
– collateral value on A	484		235		28
Total	378,136	—	169,095	—	98,050	—
Stage 2
Fully collateralised	7,710	1.7	2,738	2.1	1,166	—
LTV ratio:
– less than 50%	4,380	1.5	1,846	1.6	905	—
– 51% to 60%	1,317	1.4	397	2.4	106	—
– 61% to 70%	1,016	1.6	282	3.0	34	—
– 71% to 80%	725	2.3	175	4.7	50	—
– 81% to 90%	208	4.3	32	5.6	58	—
– 91% to 100%	64	4.1	6	1.9	13	—
Partially collateralised (B):	24	13.6	3	7.7	—	—
LTV ratio:
– 101% to 110%	7	18.6	1	1.0	—	—
– 111% to 120%	8	16.6	—	—	—	—
– greater than 120%	9	6.7	2	11.1	—	—
– collateral value on B	20		2		—
Total	7,734	1.7	2,741	2.1	1,166	—
Stage 3
Fully collateralised	2,853	11.5	954	14.2	68	0.3
LTV ratio:
– less than 50%	1,490	9.2	635	13.0	48	0.5
– 51% to 60%	443	8.6	129	14.0	10	0.1
– 61% to 70%	371	10.9	79	16.2	2	0.1
– 71% to 80%	256	15.4	67	19.1	3	—
– 81% to 90%	171	20.4	21	25.2	4	—
– 91% to 100%	122	32.2	23	18.6	1	—
Partially collateralised (C):	220	39.6	7	30.8	—	—
LTV ratio:
– 101% to 110%	56	27.5	4	22.3	—	—
– 111% to 120%	29	29.2	—	—	—	—
– greater than 120%	135	46.9	3	45.5	—	—
– collateral value on C	143		6		—
Total	3,073	13.5	961	14.4	68	0.3
At 31 Dec 2021	388,943	0.2	172,797	0.1	99,284	—

Disclosure of balance sheet amounts related to insurance manufacturing subsidiaries

Balance sheet of insurance manufacturing subsidiaries by type of contract[1]
(Audited)
	With DPF	Unit-linked	Other contracts[2]	Shareholder assets and liabilities	Total
	$m	$m	$m	$m	$m
Financial assets	89,907	8,144	21,467	9,086	128,604
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	30,950	7,992	3,899	1,543	44,384
– derivatives	418	—	30	15	463
– financial investments at amortised cost	46,142	43	16,114	4,805	67,104
– financial investments at fair value through other comprehensive income	8,349	—	486	1,920	10,755
– other financial assets[3]	4,048	109	938	803	5,898
Reinsurance assets	2,945	50	1,724	2	4,721
PVIF[4]	—	—	—	9,900	9,900
Other assets and investment properties	2,521	2	225	957	3,705
Total assets	95,373	8,196	23,416	19,945	146,930
Liabilities under investment contracts designated at fair value	—	2,084	3,296	—	5,380
Liabilities under insurance contracts	91,948	5,438	17,521	—	114,907
Deferred tax[5]	227	6	22	1,495	1,750
Other liabilities	—	—	—	7,212	7,212
Total liabilities	92,175	7,528	20,839	8,707	129,249
Total equity	—	—	—	17,681	17,681
Total liabilities and equity at 31 Dec 2022	92,175	7,528	20,839	26,388	146,930

Financial assets	88,969	8,881	19,856	9,951	127,657
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	30,669	8,605	3,581	1,827	44,682
– derivatives	129	1	15	2	147
– financial investments at amortised cost	42,001	61	14,622	4,909	61,593
– financial investments at fair value through other comprehensive income	10,858	—	459	1,951	13,268
– other financial assets[3]	5,312	214	1,179	1,262	7,967
Reinsurance assets	2,180	72	1,666	3	3,921
PVIF[4]	—	—	—	9,453	9,453
Other assets and investment properties	2,558	1	206	820	3,585
Total assets	93,707	8,954	21,728	20,227	144,616
Liabilities under investment contracts designated at fair value	—	2,297	3,641	—	5,938
Liabilities under insurance contracts	89,492	6,558	16,757	—	112,807
Deferred tax[5]	179	9	24	1,418	1,630
Other liabilities	—	—	—	7,269	7,269
Total liabilities	89,671	8,864	20,422	8,687	127,644
Total equity	—	—	—	16,972	16,972
Total liabilities and equity at 31 Dec 2021	89,671	8,864	20,422	25,659	144,616
1Balance sheet of insurance manufacturing operations is shown before elimination of inter-company transactions with HSBC non-insurance operations.
2‘Other contracts’ includes term insurance, credit life insurance, universal life insurance and investment contracts not included in the ‘Unit-linked’ or ‘With DPF’ columns.
3Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.
4Present value of in-force long-term insurance business.
5‘Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.

Balance sheet of insurance manufacturing subsidiaries by geographical region[1,2]
(Audited)
	Europe	Asia	Latin America	Total
	$m	$m	$m	$m
Financial assets	27,407	100,224	973	128,604
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15,858	28,030	496	44,384
– derivatives	292	171	—	463
– financial investments – at amortised cost	383	66,674	47	67,104
– financial investments – at fair value through other comprehensive income	9,505	861	389	10,755
– other financial assets[3]	1,369	4,488	41	5,898
Reinsurance assets	183	4,533	5	4,721
PVIF[4]	1,296	8,407	197	9,900
Other assets and investment properties	958	2,687	60	3,705
Total assets	29,844	115,851	1,235	146,930
Liabilities under investment contracts designated at fair value	1,143	4,237	—	5,380
Liabilities under insurance contracts	24,076	89,904	927	114,907
Deferred tax[5]	288	1,440	22	1,750
Other liabilities	2,166	4,992	54	7,212
Total liabilities	27,673	100,573	1,003	129,249
Total equity	2,171	15,278	232	17,681
Total liabilities and equity at 31 Dec 2022	29,844	115,851	1,235	146,930

Financial assets	34,264	92,535	858	127,657
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	19,030	25,248	404	44,682
– derivatives	65	82	—	147
– financial investments – at amortised cost	1,161	60,389	43	61,593
– financial investments – at fair value through other comprehensive income	12,073	817	378	13,268
– other financial assets[3]	1,935	5,999	33	7,967
Reinsurance assets	213	3,703	5	3,921
PVIF[4]	1,098	8,177	178	9,453
Other assets and investment properties	1,091	2,431	63	3,585
Total assets	36,666	106,846	1,104	144,616
Liabilities under investment contracts designated at fair value	1,396	4,542	—	5,938
Liabilities under insurance contracts	30,131	81,840	836	112,807
Deferred tax[5]	250	1,357	23	1,630
Other liabilities	2,711	4,523	35	7,269
Total liabilities	34,488	92,262	894	127,644
Total equity	2,178	14,584	210	16,972
Total liabilities and equity at 31 Dec 2021	36,666	106,846	1,104	144,616
1HSBC has no insurance manufacturing subsidiaries in the Middle East and North Africa or North America.
2Balance sheet of insurance manufacturing operations is shown before elimination of inter-company transactions with HSBC non-insurance operations.
3Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.
4Present value of in-force long-term insurance business.
5‘Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.

Disclosure of financial return guarantees

Financial return guarantees
(Audited)
	2022			2021
	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees
	%	%	$m	%	%	$m
Capital	—	1.6-5.1	47	—	0.7-2.3	220
Nominal annual return	0.1-1.9	3.6-6.8	548	0.1-1.9	2.7-6.4	423
Nominal annual return	2.0-3.9	2.0-5.5	109	2.0-3.9	2.2-4.1	183
Nominal annual return	4.0-5.0	2.0-4.2	41	4.0-5.0	2.2-4.2	112
At 31 Dec			745			938

Disclosure of expected maturity of insurance contract liabilities

Expected maturity of insurance contract liabilities
(Audited)
	Expected cash flows (undiscounted)
	Within 1 year	1–5 years	5–15 years	Over 15 years	Total
	$m	$m	$m	$m	$m
Unit-linked	801	1,732	2,522	2,355	7,410
With DPF and Other contracts	8,637	31,290	55,157	135,002	230,086
At 31 Dec 2022	9,438	33,022	57,679	137,357	237,496

Unit-linked	1,346	2,605	3,159	2,293	9,403
With DPF and Other contracts	8,803	31,334	51,891	94,168	186,196
At 31 Dec 2021	10,149	33,939	55,050	96,461	195,599

Disclosure of sensitivity analysis to insurance risk factors

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors
(Audited)
	2022		2021
	Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	(100)	(236)	(2)	(142)
-100 basis point parallel shift in yield curves	35	177	(154)	(9)
10% increase in equity prices	391	391	369	369
10% decrease in equity prices	(419)	(419)	(377)	(377)
10% increase in US dollar exchange rate compared with all currencies	98	98	80	80
10% decrease in US dollar exchange rate compared with all currencies	(98)	(98)	(80)	(80)

Sensitivity analysis
(Audited)
	2022	2021
	$m	$m
Effect on profit after tax and total equity at 31 Dec
Effect on profit after tax and total equity at 10% increase in mortality and/or morbidity rates	(105)	(112)
Effect on profit after tax and total equity at 10% decrease in mortality and/or morbidity rates	109	115
Effect on profit after tax and total equity at 10% increase in lapse rates	(121)	(115)
Effect on profit after tax and total equity at 10% decrease in lapse rates	124	129
Effect on profit after tax and total equity at 10% increase in expense rates	(89)	(108)
Effect on profit after tax and total equity at 10% decrease in expense rates	89	107

Disclosure of funding sources and uses

Funding sources
(Audited)
	2022	2021
	$m	$m
Customer accounts	1,570,303	1,710,574
Deposits by banks	66,722	101,152
Repurchase agreements – non-trading	127,747	126,670
Debt securities in issue	78,149	78,557
Cash collateral, margin and settlement accounts	88,468	65,452
Liabilities of disposal groups held for sale[1]	114,597	9,005
Subordinated liabilities	22,290	20,487
Financial liabilities designated at fair value	127,327	145,502
Liabilities under insurance contracts	114,844	112,745
Trading liabilities	72,353	84,904
– repos	16,254	11,004
– stock lending	3,541	2,332
– other trading liabilities	52,558	71,568
Total equity	196,028	206,777
Other balance sheet liabilities	387,702	296,114
At 31 Dec	2,966,530	2,957,939

Funding uses
(Audited)
	2022	2021
	$m	$m
Loans and advances to customers	924,854	1,045,814
Loans and advances to banks	104,882	83,136
Reverse repurchase agreements – non-trading	253,754	241,648
Cash collateral, margin and settlement accounts	82,986	59,884
Assets held for sale[1]	115,919	3,411
Trading assets	218,093	248,842
– reverse repos	14,797	14,994
– stock borrowing	10,706	8,082
– other trading assets	192,590	225,766
Financial investments	425,564	446,274
Cash and balances with central banks	327,002	403,018
Other balance sheet assets	513,476	425,912
At 31 Dec	2,966,530	2,957,939
1 ‘Liabilities of disposal groups held for sale’ includes $85bn and $27bn and ‘Assets held for sale’ includes $90bn and $23bn, in respect of planned sale of our banking business in Canada and planned sale of our retail banking operations in France respectively, that were classified as assets held for sale during 2022.

Disclosure of compliance with regulatory capital requirements under banking regulations

Own funds disclosure
(Audited)		At
		31 Dec	31 Dec
		2022	2021
Ref*		$m	$m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves
1	Capital instruments and the related share premium accounts	23,406	23,513
	– ordinary shares	23,406	23,513
2	Retained earnings[1]	127,155	121,059
3	Accumulated other comprehensive income (and other reserves)[1]	4,105	8,273
5	Minority interests (amount allowed in consolidated CET1)	4,444	4,186
5a	Independently reviewed net profits net of any foreseeable charge or dividend	8,633	5,887
6	Common equity tier 1 capital before regulatory adjustments[2]	167,743	162,918
28	Total regulatory adjustments to common equity tier[2]	(48,452)	(30,353)
29	Common equity tier 1 capital	119,291	132,565
36	Additional tier 1 capital before regulatory adjustments	19,836	23,787
43	Total regulatory adjustments to additional tier 1 capital	(60)	(60)
44	Additional tier 1 capital	19,776	23,727
45	Tier 1 capital	139,067	156,292
51	Tier 2 capital before regulatory adjustments	24,779	23,018
57	Total regulatory adjustments to tier 2 capital	(1,423)	(1,524)
58	Tier 2 capital	23,356	21,494
59	Total capital	162,423	177,786
*    The references identify lines prescribed in the Prudential Regulatory Authority (‘PRA’) template, which are applicable and where there is a value.
1 To comply with new disclosures guidance from the PRA, with effect from 1 January 2022 we report changes in ‘Retained earnings’ during 2022 separately in ‘Accumulated other comprehensive income’. As this change has no impact on CET1 capital, we have not restated prior periods.
2 From 30 September 2022, investments in non-financial institution subsidiaries or participations have been measured on an equity accounting basis in compliance with UK regulatory requirements. This change increased ‘Common equity tier 1 capital before regulatory adjustments’ and ‘Total regulatory adjustments to common equity tier’ by $13.2bn, with no impact on CET1 capital as at 31 December 2022. As this change has immaterial impact on CET1 capital as at 31 December 2021, we have not restated the comparatives.

Disclosure of value at risk (VaR)
The Group non-trading VaR for 2022 is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m
Balance at 31 Dec 2022	159.8	56.6	(45.3)	171.1
Average	134.6	56.9	(35.9)	155.6
Maximum	225.5	84.7		265.3
Minimum	98.3	43.4		106.3

Balance at 31 Dec 2021	216.4	70.3	(66.3)	220.4
Average	200.7	76.9	(40.3)	237.3
Maximum	248.7	99.3	—	298.8
Minimum	163.3	64.7	—	193.5
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate and credit spreads – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
2    The total VaR is non-additive across risk types due to diversification effects.
The Group trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day[1]
(Audited)
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[2]	Total[3]
	$m	$m	$m	$m	$m	$m
Balance at 31 Dec 2022	15.4	40.0	18.6	11.9	(36.4)	49.5
Average	13.6	29.6	16.1	16.8	(34.0)	42.1
Maximum	29.2	73.3	24.8	27.9		78.3
Minimum	5.7	20.2	11.5	9.1		29.1

Balance at 31 Dec 2021	9.1	25.9	15.4	24.8	(36.5)	38.8
Average	12.9	33.8	16.7	19.2	(45.5)	37.1
Maximum	31.8	51.7	24.3	29.4		53.8
Minimum	6.7	18.5	12.1	12.2		27.7
1    Trading portfolios comprise positions arising from the market-making and warehousing of customer-derived positions.
2    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate, equity and foreign exchange – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
3    The total VaR is non-additive across risk types due to diversification effects.